Restricted Cash and Cash Equivalents (Notes)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Cash and Cash Equivalents [Abstract]
Restricted Cash and Cash Equivalents
RESTRICTED CASH AND CASH EQUIVALENTS

Restricted cash and cash equivalents consist of funds that are contractually restricted as to usage or withdrawal and have been presented separately from cash and cash equivalents on our Balance Sheets.

In July 2012, we entered into a construction/term loan facility in an amount up to $3.6 billion (the “2012 Liquefaction Credit Facility”). During 2013, we entered into four credit facilities aggregating $5.9 billion (collectively, the “2013 Liquefaction Credit Facilities”), which amended and restated the 2012 Liquefaction Credit Facility. See Note 5—“Long-Term Debt.” Under the terms and conditions of the 2012 Liquefaction Credit Facility we were required, and under the 2013 Liquefaction Credit Facilities we are required, to deposit all cash received into reserve accounts controlled by a collateral trustee. Therefore, all of our cash and cash equivalents are shown as restricted cash and cash equivalents on our Balance Sheets.

During 2013, we issued an aggregate principal amount of $2.0 billion, before premium, of 5.625% Senior Secured Notes due 2021 (the “2021 Senior Notes”), $1.0 billion of 6.25% Senior Secured Notes due 2022 (the “2022 Senior Notes”) and $1.0 billion of 5.625% Senior Secured Notes due 2023 (the “2023 Senior Notes”). During 2014, we issued an aggregate principal amount of $2.0 billion of 5.75% Senior Secured Notes due 2024 (the “2024 Senior Notes” and collectively with the 2021 Senior Notes, the 2022 Senior Notes and the 2023 Senior Notes, the “Senior Notes”), and additional 2023 Senior Notes (the “Additional 2023 Senior Notes”) in an aggregate principal amount of $0.5 billion, before premium.

As of June 30, 2014 and December 31, 2013, we classified $312.4 million and $192.1 million, respectively, as current restricted cash and cash equivalents for the payment of current liabilities related to the natural gas liquefaction facilities in Cameron Parish, Louisiana (the “Liquefaction Project”) and $1,752.3 million and $867.6 million, respectively, as non-current restricted cash and cash equivalents for future Liquefaction Project construction costs.

RESTRICTED CASH AND CASH EQUIVALENTS

Restricted cash and cash equivalents consist of funds that are contractually restricted as to usage or withdrawal and have been presented separately from cash and cash equivalents on our Balance Sheets.

In 2012, we entered into a construction/term loan facility in an amount up to $3.6 billion (the "2012 Liquefaction Credit Facility"). In 2013, we closed an aggregate principal amount of $2.0 billion of 5.625% Senior Secured Notes due 2021 (the "2021 Senior Notes"), $1.0 billion of 6.25% Senior Secured Notes due 2022 (the "2022 Senior Notes") and $1.0 billion of 5.625% Senior Secured Notes due 2023 (the "2023 Senior Notes" and collectively with the 2021 Senior Notes and the 2022 Senior Notes, the "Senior Notes"). In May 2013, we closed four credit facilities aggregating $5.9 billion (collectively, the "2013 Liquefaction Credit Facilities"), which amended and restated the 2012 Liquefaction Credit Facility. See Note 9—"Long-Term Debt". Under the terms and conditions of the 2012 Liquefaction Credit Facility and the 2013 Liquefaction Credit Facilities, we are required to deposit all cash received into reserve accounts controlled by a collateral trustee. Therefore, all of our cash and cash equivalents are shown as restricted cash and cash equivalents on our Balance Sheets. As of December 31, 2013 and 2012, we classified $192.1 million and $75.1 million, respectively, as current restricted cash and cash equivalents for the payment of current liabilities related to the Liquefaction Project and $867.6 million and $196.3 million, respectively, as non-current restricted cash and cash equivalents for future Liquefaction Project construction costs.